Authorization and Basis of Preparation - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Basis Of Preparation [abstract]
Employee benefits provision	29.00%	33.00%